Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail)	12 Months Ended				9 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Sep. 30, 2011 Motel 168 CNY	Oct. 31, 2011 Motel 168 CNY
Business Combination Allocation of Purchase Price [Line Items]
Gross amount due under the receivables acquired						39,307,000
Acquired receivables estimated uncollectible						4,673,000
Acquisition consideration payable	$ 3,690,000	23,222,000	0	0	23,222,000